Annual Fund Operating Expenses - PIMCO Low Duration ESG Fund	Jul. 30, 2021
Institutional
Operating Expenses:
Management Fees	0.50%
Total Annual Fund Operating Expenses	0.50%
Fee Waiver and/or Expense Reimbursement		[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.50%
I-2
Operating Expenses:
Management Fees	0.60%
Total Annual Fund Operating Expenses	0.60%
Fee Waiver and/or Expense Reimbursement		[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.60%
I-3
Operating Expenses:
Management Fees	0.70%
Total Annual Fund Operating Expenses	0.70%
Fee Waiver and/or Expense Reimbursement	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.65%

[1]	PIMCO has contractually agreed, through July 31, 2022, to reduce its supervisory and administrative fee for the Fund’s I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days’ prior notice to the end of the contract term.